SHARE CAPITAL (Details Narrative) - CAD ($)				1 Months Ended		12 Months Ended
	Aug. 05, 2025	Oct. 10, 2024	Jun. 14, 2024	Jul. 22, 2025	Sep. 26, 2024	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Common shares issued and fully paid						1,343,755,162	1,079,863,747
Exercise of stock options						8,012,500	0
Exercise of warrants						263,891,415	0
Aggregate gross proceeds	$ 24,437,000	$ 7,353,000	$ 6,950,000		$ 8,050,000
Shares issued for marketing services						818,000
Risk-free rate						2.80%	3.50%
Issued an aggregate of flow-through units	95,000,000	54,463,706	31,212,121
Issued an aggregate of Quebec flow-through units			10,000,000
Issued an aggregate of bought deal unit					59,629,800
Volatility rate						57.70%	57.20%
FT shares price per share		$ 0.135				$ 0.18
Quebec FT shares price per share			$ 0.18
Bought deal units price per share					$ 0.135
Paid issuance costs	$ 851,000	$ 149,000			$ 887,000
Public offering						66,670,000	0
Private placement						128,350,000	103,582,297
Amount of share capital		$ 813,000	$ 4,741,000		6,330,000
Remaining share issuance cost			$ 1,798,000
Stock options granted						19,800,000	26,907,500
Stock options granted fair value						$ 1,462,000	$ 1,521,000
Unvested Options						10,000,000	13,247,500
Unvested stock options fair value Grant						$ 360,000	$ 752,000
Issuance of warrants						53,808,807
Proceeds received from warrant exercise					$ 833,000	$ 10,906,000	0
Share-based payments expense						1,595,000	$ 1,619,000
Share-based payments expense						$ 180,000
Restricted Share Units
Statement [Line Items]
Granted shares						7,756,956	8,422,115
Common share issued unit						3,511,533	1,094,168
Share-based payments expense						$ 773,000
Aggregate settlement value						433,000	$ 274,000
Deferred Share Units D S Us [Member]
Statement [Line Items]
Share-based payments expense						$ 49,000
Shares granted						400,000	400,000
Non-Brokered Private Placement Financing [Member]
Statement [Line Items]
Exercise price	$ 0.27	$ 0.20			$ 0.20
Time to expiration	3 years	3 years			3 years
Gross proceeds from issue	$ 7,337,000
Amount allocated to warrant reserve	$ 2,754,000
Exercise price	$ 0.27
Expiry date	August 2028
Exercise of warrants	95,000,000
Risk-free rate	2.69%	3.11%			2.90%
Proceeds from units	$ 17,100,000
Allocation to share capital	19,164,000
Flow-through share premium liability	$ 1,668,000
Volatility rate	58.46%	53.66%			53.61%
Share price assumption					$ 0.135
Dividend yield					0.00%
Private Placement [Member]
Statement [Line Items]
Public offering						66,670,000	0
Exercise of stock options						8,012,500	0
Exercise of warrants						53,808,847	0
Settlement of restricted share units (RSUs)						3,511,533	223,334
Shares issued for project acquisitions						1,962,535	4,059,201
Shares issued for marketing services						818,000	0
Common shares issued and outstanding at end of period						1,343,755,162	1,079,863,747
Stock options
Statement [Line Items]
Weighted average share price at exercise date						$ 0.23	$ 0
Number of shares issued on exercise of options						8,012,500	0
Proceeds received from exercise of stock options						$ 1,157,000	$ 0
Transfer from share-based payment reserve to share capital						583,000	$ 0
Share-based payments expense						$ 1,214,000
Performance Share Units
Statement [Line Items]
Settlement of restricted share units (RSUs)						758,000
Share-based payments expense						$ 519,000
Shares granted						3,600,000	5,650,000
Value of shares issued (fair value of settlement)						$ 180,000	$ 0
Public Offering Financing [Member]
Statement [Line Items]
Number of shares issued				66,670,000
Gross proceeds from issue				$ 12,000,600
Amount allocated to share capital				9,753,000
Amount allocated to warrant reserve				$ 1,495,000
Exercise price				$ 0.27
Expiry date				July 22, 2028
Expected life				3 years
Risk-free rate				2.79%
Volatility				58.52%
Share issue costs						$ 753,000